DEFERRED REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019	[1]
Deferred Revenue Arrangement [Line Items]
Deferred revenue	$ 4,787	$ 10,607
Amount recognized as revenue	214,970	166,135	[1]	$ 257,334
Aggregate estimated amount of performance obligations	$ 393,370
Minimum [Member]
Deferred Revenue Arrangement [Line Items]
Expected to be recognized over periods performance obligations	8 years
Maximum [Member]
Deferred Revenue Arrangement [Line Items]
Expected to be recognized over periods performance obligations	12 years
Recognized over time for service [Member]
Deferred Revenue Arrangement [Line Items]
Amount recognized as revenue		$ 7,935

[1]	The Company restated previously issued consolidated financial statements. See Note 2 and Note 17 for additional information.